Payments, by Category - 12 months ended Dec. 31, 2024 - USD ($)	Total	Corporate and Other Segment [Member]
Payments:
Taxes	$ 247,696	$ 247,696
Royalties	1,876,332	1,876,332
Total Payments	$ 2,124,028	$ 2,124,028